CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Equity attributable to owners of parent [member]	Limited partners' equity	Foreign currency translation	Revaluation surplus	Actuarial losses on defined benefit plans	Cash flow hedges	Investments in equity securities	Preferred limited partners' equity	Preferred equity	Participating non-controlling interests – in operating subsidiaries	General partnership interest in a holding subsidiary held by Brookfield	Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Beginning balance, as at at Dec. 31, 2018	$ 17,206	$ 4,484	$ (948)	$ (652)	$ 6,120	$ (6)	$ (34)	$ 4	$ 707	$ 568	$ 8,129	$ 66	$ 3,252
Net income (loss)	262	34	34						21	13	168	1	25
Other comprehensive income (loss)	186	45		41	1	(4)	(4)	11		23	85		33
Preferred LP Units issued	126								126
LP Units purchased for cancellation	(1)	(1)	(1)
Capital contributions	298										298
Disposal	(53)										(53)
Distributions or dividends declared	(778)	(185)	(185)						(21)	(13)	(396)	(28)	(135)
Distribution reinvestment plan	3	3	3
Other	1	(11)	215	(14)	(203)	1		(10)			(5)	26	(9)
Change in period	44	(115)	66	27	(202)	(3)	(4)	1	126	23	97	(1)	(86)
Beginning balance, as at at Jun. 30, 2019	17,250	4,369	(882)	(625)	5,918	(9)	(38)	5	833	591	8,226	65	3,166
Beginning balance, as at at Dec. 31, 2018	17,206	4,484	(948)	(652)	6,120	(6)	(34)	4	707	568	8,129	66	3,252
Disposal											(172)
Other											4
Beginning balance, as at at Dec. 31, 2019	18,131	4,576	(1,119)	(700)	6,424	(9)	(32)	12	833	597	8,742	68	3,315
Beginning balance, as at at Mar. 31, 2019	17,598	4,442	(810)	(644)	5,921	(7)	(36)	18	833	580	8,456	66	3,221
Net income (loss)	109	9	9						11	7	74	1	7
Other comprehensive income (loss)	37	15		21	1	(2)	(2)	(3)		10	2	(1)	11
Capital contributions	10										10
Disposal	(53)										(53)
Distributions or dividends declared	(452)	(92)	(92)						(11)	(7)	(262)	(13)	(67)
Distribution reinvestment plan	1	1	1
Other	0	(6)	10	(2)	(4)			(10)		1	(1)	12	(6)
Change in period	(348)	(73)	(72)	19	(3)	(2)	(2)	(13)	0	11	(230)	(1)	(55)
Beginning balance, as at at Jun. 30, 2019	17,250	4,369	(882)	(625)	5,918	(9)	(38)	5	833	591	8,226	65	3,166
Beginning balance, as at at Dec. 31, 2019	18,131	4,576	(1,119)	(700)	6,424	(9)	(32)	12	833	597	8,742	68	3,315
Net income (loss)	131	(15)	(15)						26	13	118		(11)
Other comprehensive income (loss)	(1,582)	(441)		(428)			(12)	(1)		(26)	(788)	(7)	(320)
Preferred LP Units issued	195								195
Capital contributions	8										8
Distributions or dividends declared	(662)	(196)	(196)						(26)	(13)	(251)	(34)	(142)
Distribution reinvestment plan	3	3	3
Other	(50)	(39)	(13)	(2)	(12)		(1)	(11)			(16)	31	(26)
Change in period	(1,957)	(688)	(221)	(430)	(12)	0	(13)	(12)	195	(26)	(929)	(10)	(499)
Beginning balance, as at at Jun. 30, 2020	16,174	3,888	(1,340)	(1,130)	6,412	(9)	(45)	0	1,028	571	7,813	58	2,816
Beginning balance, as at at Mar. 31, 2020	16,357	4,035	(1,198)	(1,130)	6,413	(8)	(38)	(4)	1,028	551	7,760	60	2,923
Net income (loss)	11	(25)	(25)						14	6	35		(19)
Other comprehensive income (loss)	206	(3)				(1)	(6)	4		20	192	(1)	(2)
Distributions or dividends declared	(378)	(97)	(97)						(14)	(6)	(174)	(17)	(70)
Distribution reinvestment plan	2	2	2
Other	(24)	(24)	(22)		(1)		(1)					16	(16)
Change in period	(183)	(147)	(142)	0	(1)	(1)	(7)	4	0	20	53	(2)	(107)
Beginning balance, as at at Jun. 30, 2020	$ 16,174	$ 3,888	$ (1,340)	$ (1,130)	$ 6,412	$ (9)	$ (45)	$ 0	$ 1,028	$ 571	$ 7,813	$ 58	$ 2,816